CONVERTIBLE NOTES PAYABLE	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

8.	CONVERTIBLE NOTES PAYABLE

As of March 31, 2024 and December 31, 2023, the Company had convertible debt outstanding net of amortized debt discount of $3,820,545 and $3,807,030, respectively. During the three months ended March 31, 2024, the Company did not receive any proceeds from convertible notes and repaid $50,000 of accrued interest to convertible noteholder. During the three months ended March 31, 2023, the Company received net proceeds of $240,000 from convertible notes. There are debt discounts associated with the convertible debt of $11,305 and $24,820 at March 31, 2024 and December 31, 2023, respectively. For the three months ended March 31, 2024 and 2023, the Company recorded amortization of debt discounts of $13,515 and $17,983, respectively.

During the three months ended March 31, 2024, the Company converted $680 in accrued interest and $1,000 in conversion cost into 1,222 shares of common stock. The Company recognized $1,679 of additional paid-in capital to adjust fair value for the debt settlement during the three months ended March 31, 2024. During the three months ended March 31, 2023, the Company converted $58,800 of convertible debt, $5,873 in accrued interest and $2,000 in penalties and fees into 1,583 shares of common stock.

Convertible notes as of March 31, 2024 and December 31, 2023 are summarized as follows:

	March 31, 2024	December 31, 2023
Convertible notes payable	$3,831,850	$3,831,850
Discounts on convertible notes payable	(11,305)	(24,820)
Total convertible debt less debt discount	3,820,545	3,807,030
Current portion	3,820,545	3,807,030
Long-term portion	$–	$–

The following is a schedule of convertible notes payable as of and for the three months ended March 31, 2024.

Note #	Issuance	Maturity	Principal Balance 12/31/23	New Loan	Principal Conversions	Cash Paydown	Shares Issued Upon Conversion	Principal Balance 03/31/24	Accrued Interest on Convertible Debt at 12/31/23	Interest Expense On Convertible Debt For the Period Ended 03/31/24	Accrued Interest on Convertible Debt at 03/31/24	Unamortized Debt Discount At 03/31/24
9	09/12/2016	09/12/2017	$50,080	–	–	–	1,222	$50,080	$5,581	$2,496	7,399	–
10	01/24/2017	01/24/2018	55,000	–	–	–	–	55,000	80,875	2,742	83,618	–
10-1	02/10/2023	02/10/2024	50,000	–	–	–	–	50,000	6,658	1,870	8,527	–
10-2	03/30/2023	03/30/2024	25,000	–	–	–	–	25,000	2,836	935	3,771	–
10-3	08/11/2023	08/11/2024	25,000	–	–	–	–	25,000	1,469	935	2,404	–
29-2	11/08/2019	11/08/2020	36,604	–	–	–	–	36,604	10,109	2,190	12,299	–
31	08/28/2019	08/28/2020	–	–	–	–	–	–	8,385	–	–	–
37-1	09/03/2020	06/30/2021	113,667	–	–	–	–	113,667	64,929	5,101	70,030	–
37-2	11/02/2020	08/31/2021	113,167	–	–	–	–	113,167	63,594	5,079	68,673	–
37-3	12/29/2020	09/30/2021	113,166	–	–	–	–	113,166	62,558	5,079	67,637	–
40-1	09/22/2022	09/22/2024	2,600,000	–	–	–	–	2,600,000	252,665	64,821	267,488	–
40-2	11/04/2022	09/22/2024	68,667	–	–	–	–	68,667	7,939	1,712	9,651	–
40-3	11/28/2022	09/22/2024	68,667	–	–	–	–	68,667	7,506	1,712	9,217	–
40-4	12/21/2022	09/22/2024	68,667	–	–	–	–	68,667	7,054	1,712	8,766	–
40-5	01/24/2023	03/21/2024	90,166	–	–	–	–	90,166	8,284	2,248	10,531	–
40-6	03/21/2023	09/22/2024	139,166	–	–	–	–	139,166	10,671	3,470	14,141	–
40-7	06/05/2023	06/05/2024	139,166	–	–	–	–	139,166	7,826	3,470	11,295	6,530
40-8	06/13/2023	06/13/2024	21,167	–	–	–	–	21,167	1,127	528	1,654	1,032
40-9	07/19/2023	07/19/2024	35,500	–	–	–	–	35,500	1,605	885	2,490	2,650
40-10	07/24/2023	07/24/2024	14,000	–	–	–	–	14,000	614	349	963	1,093
41	08/25/2023	08/25/2024	5,000	–	–	–	–	5,000	175	125	300
			$3,831,850	$–	$–	$–	1,222	$3,831,850	$612,460	$107,459	$660,854	$11,305

Note 9

On September 12, 2016, the Company issued a convertible promissory note in the principal of $80,000 for services rendered, which matured on September 12, 2017. Note 9 is currently in default and accrues at a default interest rate of 20% per annum.

Note 10, 10-1, 10-2 and 10-3

On January 24, 2017, the Company issued a convertible promissory note in the principal amount of $80,000 for services rendered, which matured on January 24, 2018. Note 10 is currently in default and accrues interest at a default interest rate of 20% per annum. On February 10, 2023, the Company executed a second tranche under this note in the principal amount of $50,000 (Note 10-1). On March 30, 2023, the Company executed a third tranche under this note in the principal amount of $25,000 (Note 10-2). On August 11, 2023, the Company executed a fourth tranche under this note in the principal amount of $25,000 (Note 10-3). Notes 10-1 and 10-2 are currently in default and accrue interest at a default interest rate of 20% per annum. Note 10-3 accrues interest at a rate of 15% per annum.

Note 29-2

On May 10, 2019, the Company issued a convertible promissory note in the principal amount of $150,000. On November 8, 2019, this note (Note 29) was purchased by and assigned to an unrelated party. The amount assigned was the existing principal amount of $150,000 and accrued interest of $5,918, which was issued as Note 29-1, plus a new convertible promissory note in the principal amount of $62,367, which was issued as Note 29-2. Note 29-2 is currently in default and accrues interest at a default interest rate of 24% per annum.

Notes 37-1, 37-2 and 37-3

On September 3, 2020, the Company issued a convertible promissory note in the principal amount of $200,000, with an original issue discount of $50,000, which could be drawn in several tranches. On September 3, 2020, the Company executed the first tranche in the principal amount of $67,000, less an original issue discount of $17,000, which matured on June 30, 2021 (Note 37-1). On November 2, 2020, the Company executed the second tranche in the principal amount of $66,500, less an original issue discount of $16,500, which matured on August 31, 2021 (Note 37-2). On December 29, 2020, the Company executed the third tranche in the principal amount of $66,500, less an original issue discount of $16,500, which matured on September 30, 2021 (Note 37-3). Notes 37-1, 37-2 and 27-3 are currently in default and accrue interest at a default interest rate of 18% per annum.

Notes 40-1, 40-2, 40-3, 40-4, 40-5, 40-6, 40-7, 40-8, 40-9 and 40-10

On September 22, 2022, the Company issued a convertible promissory note in the principal amount of $2,600,000 in exchange for total of $4,791,099 of defaulted promissory notes balances (Note 40-1). On November 4, 2022, the Company executed a second tranche under this note in the principal amount of $68,667, less an original issue discount and fee of $18,667 (Note 40-2). On November 28, 2022, the Company executed the third tranche under this note in the principal amount of $68,667, less an original issue discount and fee of $18,667 (Note 40-3). On December 21, 2022, the Company executed a fourth tranche under this note in the principal amount of $68,667, less an original issue discount and fee of $18,667 (Note 40-4). On January 24, 2023, the Company executed a fifth tranche under this note in the principal amount of $90,166, less an original issue discount and fee of $25,166 (Note 40-5). On March 21, 2023, the Company executed a sixth tranche under this note in the principal amount of $136,666, less an original issue discount and fee of $39,166 (Note 40-6). On June 5, 2023, the Company executed a seventh tranche under this note in the principal amount of $136,667, less original issue discount and fee of $39,167 (Note 40-7). On June 13, 2023, the Company executed an eighth tranche under this note in the principal amount of $21,167, less original issue discount and fee of $5,167 (Note 40-8). On July 19, 2023, the Company executed a ninth tranche under this note in the principal amount of $35,500, less an original issue discount and fee of $8,875 (Note 40-9). On July 24, 2023, the Company executed a tenth tranche under this note in the principal amount of $14,000, less an original issue discount and fee of $3,500 (Note 40-10). On December 1, 2023, the Company executed amendment on Notes series 40 consolidated senior secured convertible promissory note to extend the expired tranche note 40-1 through 40-5’ due date to September 20, 2024. All of the Note 40 tranches mature in one year from the note issuance date and accrue interest at a rate of 10% per annum.

Note 41

On August 25, 2023, the Company issued a twelve-month convertible promissory note in the principal amount of $5,000 to the Company’s CEO for the Company’s operating expenses. The rate of interest is 10% per annum.